Reverse Takeover (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
IfrsStatementLineItems [Line Items]
Transaction costs			$ 3,453,790
Total consideration transferred			1,504,510
Novicius Subco [Member]
IfrsStatementLineItems [Line Items]
100,000 common shares at a price of CAD$0.315 per share			900,403
Net assets (liabilities) of the Company acquired			(604,107)
Transaction costs			1,504,510
Grown Rogue Canada [Member]
IfrsStatementLineItems [Line Items]
100,000 common shares at a price of CAD$0.315 per share			23,860
Fair value of warrants of the Company issued (Note 17.10)			893,646
Total consideration transferred			917,506
Net assets of Grown Rogue Canada acquired			61,447
Transaction costs			$ 856,059